Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Debt securities	$ 398,287	$ 406,778
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	398,285	406,777
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	398,121	406,584
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	398,119	406,583
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	166	194
Debt securities, net of allowance	166	194
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	397,593	404,620
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	397,593	404,620
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	661	2,119
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	528	1,964
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	133	155
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	33	39
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 33	$ 39